Equity and other comprehensive income (loss) - Summary of Reconciliation of Number of Shares (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of number of shares outstanding [line items]
Number of shares	3,334,151,735	3,331,151,735
Equity	kr 100,176	kr 140,492	kr 147,366	kr 145,309
Capital stock [member]
Reconciliation of number of shares outstanding [line items]
Equity	kr 16,672	kr 16,657	kr 16,526	kr 16,526